TAXES OTHER THAN INCOME TAX (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES OTHER THAN INCOME TAX
Consumption tax (i)	¥ 213,894	¥ 197,542	¥ 204,388
City construction tax (ii)	18,044	15,710	16,398
Education surcharge	13,409	11,678	12,119
Resources tax	6,432	4,572	5,883
Others	7,253	5,516	5,814
Taxes other than income tax	¥ 259,032	¥ 235,018	¥ 244,602